5. ACCOUNTS RECEIVABLE (Details) - CAD ($)		Dec. 31, 2018	Dec. 31, 2017
Details
Trade receivables		$ 193,455	$ 425,284
GST receivable		86,815	24,995
Employee advances		0	158
Accounts receivable	[1]	$ 280,280	$ 450,437

[1]	Note 5.